NOTE 8 – LOAN PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Loans Payable, Current	$ 13,015		$ 13,400	$ 13,496
Loans Payable, Noncurrent	19,245		22,518	33,360
Payments of Financing Costs	3,322		10,792
Payments for Loans	$ 3,322	$ 2,558	$ 10,792	$ 10,294
Vehicle [Member]
Short-Term Debt [Line Items]
Debt Instrument, Term	5 years		5 years
Debt Instrument, Interest Rate, Effective Percentage	6.90%		6.90%